Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment
Summary of Movements of Employee Share Options During The Reported Period

	Year ended December 31,
	2019		2020		2021
	Exercise	Number of	Exercise	Number	Exercise	Number of
	price	awards	price	of awards	price	awards
			(Note (iii))		(Note (iii))
Outstanding at beginning of the year	RMB1.00	4,578,933	US$0.03	23,481,970	US$0.13	26,216,268
Granted during the year	RMB1.00	713,840	US$0.88	3,035,000	US$0.96	2,701,746
Exercised during the year	—	—	—	—	US$0.03	(11,164,880)
Forfeited before Reorganization (Note (i))	RMB1.00	(47,507)	—	—	—	—
Share sub-division upon Reorganization (Note 24(i))	US$0.03	18,321,704	—	—	—	—
Forfeited after Reorganization (Note (i))	US$0.03	(85,000)	US$0.03	(300,702)	US$0.14	(296,835)

Outstanding at end of the year	US$0.03	23,481,970	US$0.13	26,216,268	US$0.32	17,456,299

Exercisable at end of the year (Note (ii))	—	—	US$0.03	14,897,089	US$0.10	10,006,742

Note:

(i)	The shares are forfeited if the employment terminates or the performance condition is not met.
(ii)	Awards are only exercisable upon completion of IPO or after other vesting periods.
(iii)	Exercise prices are shown as weighted average as applicable.

Summary of Binominal Option-Pricing Model To Determine The Fair Value of Options At Each of The Grant Dates

	Before	After
Year of grant	July 2019	July 2019	2020	2021
Fair values at grant date
- (RMB per share of Genetron Health) (Note)	36.32	—	—	—
- (US$per share of the Company) (Note)	—	1.25	1.76 - 2.38	1.96 - 4.51

Exercise prices
- (RMB per share of Genetron Health) (Note)	1.00	—	—	—
- (US$per share of the Company) (Note)	—	0.03	0.03 - 0.99	0.03 - 0.99

Risk-free interest rates	2.09%	1.69%	0.64% - 0.67%	1.48% - 1.67%
Dividend yield	nil	nil	nil	nil
Expected volatilities	50.20%	48.80%	54.90% - 55.10%	53.40% - 55.60%
Expected term	10 years	10 years	10 years	10 years

Note:

Each share of Genetron Health was converted to five shares of the Company upon the Reorganization in July 2019 when the exercise price of all then existing awards was modified from RMB1.00 per share of Genetron Health to US$0.03 per share of the Company without impact on their values.

(b)	Restriction of ordinary shares held by Founders

Summary of The Movement of The Restricted Shares

Number of restricted shares
(in thousands)
Outstanding at January 1, 2019	3,813
Vested and released before Reorganization	(1,204)
Share sub-division upon Reorganization (Note 24(i))	10,439
Vested and released after Reorganization	(6,024)
Outstanding at December 31, 2019	7,024

Outstanding at January 1, 2020	7,024
Vested and released	(7,024)
Outstanding at December 31, 2020 and December 31, 2021	—

Summary of Share-based Compensation Expenses

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost of revenue	446	300	808
Selling expenses	2,720	3,906	15,243
Administrative expenses	25,940	15,013	19,346
Research and development expenses	6,778	10,732	18,747
	35,884	29,951	54,144